OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued salaries and fringe benefits	$ 17,773	$ 11,015
Accrued warranty costs (See B below)	4,839	4,939
Governmental institutions	5,758	4,193
Other	48	346
Other current liabilities	$ 28,418	$ 20,493